PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 1,655,600		¥ 1,590,237		$ 233,186
Less: accumulated depreciation	(936,696)		(805,505)		(131,931)
Impairment	(94,699)		0	¥ 0	(13,338)
Property and equipment, net, Total	624,205		784,732		87,917
Depreciation expense including assets under financing leases	172,404	$ 24,283	176,341	¥ 183,332
Machinery and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	744,126		677,471		104,808
Financial leased assets
Finance leased assets, gross	6,169		48,336		869
Finance leased assets, accumulated depreciation	3,604		7,772		508
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	674,716		683,804		95,032
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	216,535		179,769		30,498
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 20,223		¥ 49,193		$ 2,848